Fair Value Measurements - Additional Information (Details) - USD ($)	Mar. 13, 2023	Jun. 30, 2023	Jun. 30, 2022	Mar. 31, 2020
Interest Rate Swap One Agreement
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative, notional amount	$ 50,000,000	$ 28,800,000	$ 28,800,000	$ 28,800,000
Interest Rate Swap Two Agreement
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative, notional amount	75,000,000	$ 46,800,000	$ 46,800,000	$ 46,800,000
Interest Rate Swap
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash termination gain	$ 6,300,000